STOCK-BASED COMPENSATION (Details)	12 Months Ended
	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cumulative shares issued from the share based compensation plan | shares	0	0
Ratio applied for shares issued under one share based compensation plan that will reduce the number of shares that may be awarded under another plan	1
Stock-based compensation expense	$ 31,156,759	$ 28,879,225
Restricted Stock Units (RSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issuance of award	400,000	3,837,150
Forfeitures of RSUs	0
Balance at the beginning of the year, number	3,835,150
Granted, number	400,000	3,837,150
Balance at the end of the year, number	4,235,150	3,835,150
Balance at the beginning of the year, Weighted Average Grant Date Fair Value	$ 17.49
Granted, Weighted Average Grant Date Fair Value | $ / shares	$ 8.41
Balance at the end of the year, Weighted Average Grant Date Fair Value	$ 16.63	$ 17.49
Bottom of range | Restricted Stock Units (RSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	2 years
Top of range | Restricted Stock Units (RSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years